Stradley Ronon Stevens & Young, LLP

Suite 2600

2005 Market Street

Philadelphia, PA 19103-7018

Telephone 215.564.8000

Fax 215.564.8120

www.stradley.com

JCorriero@stradley.com

(215) 564-8528

October 14, 2016

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Virtus ETF Trust II (the “Trust”)
File Nos. 333-206600 and 811-23078

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) under the Securities Act of 1933 (“1933 Act”), submitted electronically for filing via EDGAR, enclosed please find Post-Effective Amendment No. 15, filed under the 1933 Act, and Amendment No. 17, filed under the Investment Company Act of 1940 (“1940 Act”), to the Trust’s Registration Statement on Form N-1A (the “Amendment”). This Amendment is being filed in order to register shares of two new series of the Trust, designated as the Virtus Enhanced Gold ETF and the Virtus Enhanced Short U.S. Equity ETF (collectively, the “Funds”). The Amendment relates only to the Funds and does not affect the prospectuses and statements of additional information of the Trust’s other series.

Prior to the effective date of the Amendment, the Trust intends to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; (ii) updating and completing certain information contained in the prospectus and the statement of additional information relating to the Funds; and (iii) adding new exhibits to the Registration Statement.

If you have any questions or comments regarding this filing, please call me at the above number or, in my absence, Michael D. Mabry at (215) 564-8011.

Very truly yours,

/s/ Joel D. Corriero

Joel D. Corriero

cc:	William Smalley